Parent company accounts - balance sheet (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Profit after tax	£ 4,658	£ 3,748	£ 3,561
Barclays Bank PLC
Condensed Balance Sheet Statements, Captions [Line Items]
Profit after tax	£ 4,490	£ 4,965	£ 2,866